Deposits and Subordinated Debt - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024
Disclosure Of Deposits [Line Items]
Non interest bearing deposits	$ 42,150	$ 44,617
Deposits booked payable on a fixed date	429,860
Unencumbered liquid assets	28,271	29,136
Bank Recapitalization (Bail-In) Regime [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	58,475	65,986
U.S. dollars [member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	496,501	521,160
Non USD Non CAD [Member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	$ 55,040	$ 54,397